IMPAIRMENT OF GOODWILL AND OTHER ASSETS (Tables)	6 Months Ended
Jun. 30, 2019
Impairment of Goodwill and Other Assets [Abstract]
Disclosure of impairment loss and reversal of impairment loss [text block]
B)    Impairment Charges

	For the three months ended June 30		For the six months ended June 30
	2019	2018	2019	2018
Impairment of non-current assets[1]	$12	$35	$15	$37
Impairment of intangibles[1]	—	24	—	24
Total	$12	$59	$15	$61
For the six months ended June 30, 2019, we recorded impairments of $15 million (2018: $61 million impairments) for non-current assets.